Profit per share (Details) (USD $)	1 Months Ended		3 Months Ended								12 Months Ended
	Jan. 31, 2014	Feb. 28, 2007	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Profit for the period (A) (in millions of dollars)			$ 1,003,000,000	$ 946,000,000	$ 960,000,000	$ 880,000,000	$ 697,000,000	$ 1,699,000,000	$ 1,699,000,000	$ 1,586,000,000	$ 3,789,000,000	[1]	$ 5,681,000,000	[1]	$ 4,928,000,000	[1]
Weighted-average common shares outstanding (millions)
Weighted-average number of common shares outstanding (B) (in shares)											645,200,000		652,600,000		645,000,000
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price (in shares)											13,400,000		17,000,000		21,100,000
Average common shares outstanding for fully diluted computation (C) (in shares)											658,600,000	[2]	669,600,000	[2]	666,100,000	[2]
Profit (loss) per share of common stock:
Assuming no dilution (A/B) (in dollars per share)			$ 1.57	$ 1.48	$ 1.48	$ 1.34	$ 1.07	$ 2.60	$ 2.60	$ 2.44	$ 5.87		$ 8.71		$ 7.64
Assuming full dilution (A/C) (in dollars per share)			$ 1.54	$ 1.45	$ 1.45	$ 1.31	$ 1.04	$ 2.54	$ 2.54	$ 2.37	$ 5.75	[2]	$ 8.48	[2]	$ 7.40	[2]
Shares outstanding as of December 31			637,800,000				655,000,000				637,800,000		655,000,000		647,500,000
Common shares under SARs and stock options not included in the computation of diluted earnings per share (in shares)											10,152,448		6,066,777		2,902,533
Common Stock Repurchase [Abstract]
Stock Repurchase Program, Authorized Amount	10,000,000,000	7,500,000,000
Common shares repurchased (in shares)	17,719,132.000000			11,942,737.000000	11,542,106.000000						23,484,843		0		0
Payments for repurchase of common stock	$ 1,700,000,000			$ 1,000,000,000	$ 1,000,000,000						$ 2,000,000,000		$ 0		$ 0

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.